UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	2/28/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL NATIONAL MUNI FUND, INC.

SEMIANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential National Muni Fund, Inc. informative and useful. The report covers performance for the six-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and the management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential National Muni Fund, Inc.

April 14, 2017

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–3.10	0.38	15.79	44.07
Class B	–3.21	0.14	14.30	40.54
Class C	–3.50	–0.39	11.53	35.02
Class Z	–2.98	0.63	17.25	47.73
Bloomberg Barclays Municipal Bond Index	–2.80	0.25	16.30	52.03
Lipper General & Insured Municipal Debt Funds Average	–3.21	0.18	16.17	42.73

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–3.63	2.14	3.30
Class B	–4.71	2.54	3.46
Class C	–1.36	2.21	3.05
Class Z	0.63	3.23	3.98
Bloomberg Barclays Municipal Bond Index	0.25	3.07	4.28
Lipper General & Insured Municipal Debt Funds Average	0.18	3.03	3.60

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index (the Index) is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General & Insured Municipal Debt Funds Average—The Lipper General & Insured Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential National Muni Fund, Inc.	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/17 (%)
AAA	18.5
AA	46.9
A	24.1
BBB	7.3
BB	0.7
B	1.5
CCC	0.8
Not Rated	0.4
Cash/Cash Equivalents	–0.3
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/17
	Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6%	43.4%		39.6%	43.4%
Class A	0.26	1.80	2.98	3.18	1.80	2.98	3.18
Class B	0.24	1.62	2.68	2.86	1.62	2.68	2.86
Class C	0.21	1.13	1.86	2.00	1.13	1.86	2.00
Class Z	0.28	2.12	3.51	3.75	2.12	3.51	3.75

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential National Muni Fund, Inc.	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$969.00	0.84%	$4.10
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Class B	Actual	$1,000.00	$967.90	1.09%	$5.32
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
Class C	Actual	$1,000.00	$965.00	1.59%	$7.75
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95
Class Z	Actual	$1,000.00	$970.20	0.59%	$2.88
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for

each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181
days	in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ending
August	31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.84	0.84
B	1.09	1.09
C	1.59	1.59
Z	0.59	0.59

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments (unaudited)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

Alabama 0.3%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$555,225
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250	10/01/48	500	562,870
Lower Alabama Gas Dist. Rev., Ser. A	5.000	09/01/46	1,000	1,153,230

				2,271,325

Arizona 4.0%
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250	10/01/28	2,000	2,184,840
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000	01/01/38	2,500	2,818,700
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A (Pre-refunded date 07/01/19)(a)	5.000	07/01/39	5,000	5,454,350
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000	09/01/29	2,000	2,070,760
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	4.000	01/01/38	2,000	2,062,380
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	5.000	01/01/39	5,000	5,316,600
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,575	2,912,479
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,070	3,490,621

				26,310,730

California 14.5%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000	09/01/24	5,500	6,627,005
Bay Area Toll Auth. Rev., Toll Bridge, Ser. F-1	5.000	04/01/56	2,000	2,245,920
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset-Bkd., Ser. B	5.100	06/01/28	1,250	1,247,675
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000	11/15/36	1,000	1,081,320
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000	08/15/54	1,000	1,097,460
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000	11/15/36	2,000	2,190,360
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250	08/15/31	1,000	1,143,640
California Infra. & Econ. Dev. Bank Rev., Walt Dis. Fam. Musm. (Pre-refunded date 02/01/18)(a)	5.250	02/01/38	3,000	3,124,740
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,363,538
California St., GO	5.000	03/01/45	3,000	3,363,060

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California St., GO	5.250%		11/01/40	1,250	$1,402,012
California St., GO, Rfdg.	4.000		09/01/37	2,000	2,062,300
California St., GO, Rfdg.	5.000		08/01/45	500	563,240
California St. Univ. Rev., Ser. A, Rfdg.	5.000		11/01/37	1,250	1,391,400
California St., Var. Purp., GO	5.000		10/01/29	2,000	2,192,000
California St., Var. Purp., GO	5.000		09/01/41	4,250	4,748,397
California St., Var. Purp., GO	5.000		10/01/41	1,250	1,399,138
California St., Var. Purp., GO	5.000		04/01/42	7,000	7,767,970
California St., Var. Purp., GO	5.000		10/01/44	2,500	2,824,475
California St., Var. Purp., GO	5.250		04/01/35	1,250	1,417,200
California St., Var. Purp., GO	5.500		11/01/39	1,000	1,101,140
California St., Var. Purp., GO	6.000		03/01/33	1,500	1,699,425
California St., Var. Purp., GO	6.000		04/01/38	3,500	3,860,185
California St., Var. Purp., GO	6.000		11/01/39	2,000	2,249,660
California Statewide Cmnty. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000		11/01/40	2,100	2,238,243
California Statewide Cmnty. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000		08/15/42	3,000	3,413,670
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(a)	5.000		08/01/40	1,250	1,450,962
Golden St. Tob. Secur. Corp., Rev., Asset-Bkd., Ser. A-1, Rfdg.	4.500		06/01/27	2,070	2,085,546
Golden St. Tob. Secur. Corp., Rev., Enhanced Asset-Bkd., Ser. A, Rfdg., AMBAC, CABS	4.600		06/01/23	2,000	2,078,440
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	1,140	1,311,992
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250		11/15/19	1,000	1,082,640
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/37	1,000	1,227,480
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000		05/15/38	2,500	2,767,975
Los Angeles Calif. Dept. of Wtr. & Pwr. Sys., Ser. B	5.000		07/01/34	2,500	2,872,250
M-S-R Energy Auth., Calif., Ser. A	6.500		11/01/39	2,000	2,707,780
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.290	(b)	08/01/25	2,000	1,519,580
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000		05/01/33	1,750	1,910,405
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250		11/01/45	1,000	1,142,770
San Diego Cmnty. College Dist., Election 2006, GO (Pre-refunded date 08/01/21)(a)	5.000		08/01/41	1,500	1,735,545
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr., AMT	5.000		07/01/43	2,000	2,163,300
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. A, Rfdg., AMT	5.250		05/01/33	1,000	1,110,440

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. F, Rfdg., AMT	5.000%	05/01/28	1,635	$1,804,043
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(a)	5.750	05/15/34	750	827,640
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO (Pre-refunded date 08/01/18)(a)	5.500	08/01/33	2,000	2,133,100
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	908,648

				96,655,709

Colorado 1.3%
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000	09/01/34	1,500	1,517,280
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000	01/15/45	1,500	1,503,285
Colorado Hlth. Facs. Auth. Rev., Valley View Hosp. Assoc. Proj.	5.000	05/15/45	1,000	1,077,350
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250	11/15/22	1,000	1,139,560
Denver Conv. Ctr. Htl. Auth. Rev., Sr., Rfdg.	5.000	12/01/40	500	545,955
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH (Pre-refunded date 06/01/19)(a)	5.000	06/01/27	1,500	1,631,985
Univ. Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(a)	5.375	06/01/32	1,000	1,095,150

				8,510,565

Connecticut 0.4%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375	09/01/28	1,000	1,081,960
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,354,062

				2,436,022

District of Columbia 3.9%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(a)	5.750	10/01/39	5,000	5,483,800
Dist. of Columbia, Rev., Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,417,893
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	600	668,286
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000	07/01/43	850	976,123
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000	07/01/48	725	830,350
Dist. of Columbia, Ser. E, BHAC, GO	5.000	06/01/28	5,000	5,225,950

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

District of Columbia (cont’d.)
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A (Pre-refunded date 10/01/18)(a)	5.500%	10/01/39	2,000	$2,145,380
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000	10/01/31	2,500	2,782,775
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000	10/01/44	1,000	1,091,550
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250	10/01/27	1,000	1,054,080
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. B, AMT	5.000	10/01/25	3,000	3,298,590
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. C, AMT	5.000	10/01/27	1,000	1,111,810

				26,086,587

Florida 8.6%
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.000	10/01/45	3,000	3,250,230
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,646,805
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000	06/01/19	1,250	1,354,963
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,154,870
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000	05/01/26	1,000	1,104,410
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	554,925
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,134,290
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000	07/01/23	5,185	5,508,233
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, Rfdg., AMT, AGM (Pre-refunded date 10/01/17)(a)	5.000	10/01/23	2,240	2,295,261
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000	11/15/37	2,440	2,704,179
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rdfg., AGM	5.000	02/01/44	1,500	1,652,775
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT (Pre-refunded date 10/01/18)(a)	5.500	10/01/24	2,665	2,854,508
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000	10/01/41	2,500	2,704,200
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250	10/01/22	5,000	5,915,800
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000	10/01/40	1,000	1,088,760
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,650,420

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hlth. Inc., Ser. B, Rfdg.	5.000%	10/01/44	1,000	$1,092,310
Orlando Util. Comm. Sys. Rev., Ser. A (Pre-refunded date 04/01/19)(a)	5.250	10/01/39	5,000	5,434,400
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	543,460
Port St. Lucie FL Util. Sys. Rev., Rfdg.	4.000	09/01/36	1,000	1,022,250
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250	10/01/34	750	807,270
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250	04/01/39	2,500	2,691,950
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000	08/15/27	3,750	3,818,737
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000	11/15/33	3,000	3,304,200
Village Comm. Dev. Dist. No.10, Spl. Assess.	4.500	05/01/23	1,500	1,571,100

				56,860,306

Georgia 2.4%
Athens-Clarke Cnty. Unified Govt. Wtr. & Swr. Rev., Rfdg. (Pre-refunded date 01/01/19)(a)	5.625	01/01/33	2,000	2,169,120
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000	01/01/30	3,250	3,787,290
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000	01/01/30	500	539,595
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500	01/01/33	750	774,150
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500	07/01/41	1,500	1,603,095
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250	09/01/39	5,000	5,419,900
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000	04/01/44	1,500	1,593,675

				15,886,825

Guam 0.1%
Territory of Guam Rev., Ser. D., Rfdg.	5.000	11/15/39	750	776,190

Hawaii 0.8%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500	07/01/40	1,000	1,073,610
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750	07/01/40	500	541,730
Hawaii St. Arpts. Sys. Rev., Ser. A, AMT	5.000	07/01/45	1,000	1,076,900
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,806,200

				5,498,440

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(a)	6.250%	12/01/33	1,000	$1,091,590

Illinois 10.6%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C (Pre-refunded date 01/01/21)(a)	6.500	01/01/41	1,000	1,193,810
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Gen. Arpt. Sr. Lien, Ser. B, Rfdg., AMT	5.000	01/01/32	2,000	2,157,400
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. D	5.250	01/01/42	2,000	2,282,020
Chicago Rfdg., Rmkt., GO	5.000	01/01/19	750	759,158
Chicago Rfdg., Ser. C., GO	5.000	01/01/26	1,000	995,700
Chicago Rfdg. Proj., Ser. A, GO, AGM	5.000	01/01/29	5,000	5,271,650
Chicago Trans. Auth., 2nd Lien	5.000	12/01/46	3,000	3,182,940
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250	12/01/40	1,000	1,066,550
Chicago Wastewater Transmn. Rev., 2nd Lien, Rmkt., Ser. C, Rfdg.	5.000	01/01/39	2,000	2,123,700
Chicago Waterworks Rev., 2nd Lien, Rdfg.	5.000	11/01/32	1,295	1,387,243
Chicago Waterworks Rev., 2nd Lien, Ser. A-1	5.000	11/01/30	1,380	1,520,581
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(a)	5.375	04/01/44	940	1,024,299
Illinois Fin. Auth. Rev., Advocate Healthcare, Unrefunded, Ser. B, Rfdg.	5.375	04/01/44	1,060	1,121,480
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250	11/01/39	2,000	2,143,000
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500	11/01/39	1,500	1,650,480
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000	08/15/39	1,000	1,101,790
Illinois Fin. Auth. Rev., Presence Hlth Network, Ser. C, Rfdg.	5.000	02/15/36	1,000	1,014,090
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded date 05/01/20)(a)	6.000	05/01/28	1,500	1,722,105
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(a)	6.250	07/01/38	5,000	5,360,050
Illinois St., GO	5.000	05/01/39	1,000	997,270
Illinois St., GO	5.250	02/01/29	2,000	2,074,360
Illinois St., GO, Rfdg., AGM	4.000	02/01/31	500	497,875
Illinois St., GO, Rfdg., AGM	5.000	01/01/23	3,000	3,142,950
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,215,140
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000	01/01/38	3,125	3,441,656
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000	01/01/40	5,000	5,533,800
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000	01/01/39	2,000	2,194,020

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.700	%(b)	12/15/34	10,000	$4,374,500
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.810	(b)	06/15/37	7,500	2,858,100
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000		06/01/28	1,250	1,420,487
Regl. Trans. Auth. Rev., Ser. A	4.000		06/01/37	3,605	3,641,014
Springfield Elec. Rev., Sr. Lien, Rdfg.	4.000		03/01/40	1,000	1,014,390

					70,483,608

Indiana 0.5%
Indiana St. Fin. Auth. Rev., Franciscan Alliance, Inc., Ser. A	4.000		11/01/51	2,500	2,389,600
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwrks. Proj., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	5.750		01/01/38	205	222,800
Indianapolis Loc. Pub. Impt. Bd. Bk., Wtrwrks. Proj., Unrefunded, Ser. A, Rfdg.	5.750		01/01/38	795	852,964

					3,465,364

Kansas 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750		11/15/38	1,000	1,098,540
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Ser. A	5.000		09/01/45	2,170	2,406,053

					3,504,593

Kentucky 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375		06/01/40	3,500	3,812,725
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250		06/01/39	500	541,995
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co., Ser. B	5.625		09/01/39	540	581,051

					4,935,771

Louisiana 1.3%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A (Pre-refunded date 04/01/19)(a)	5.375		04/01/31	1,000	1,089,460

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Louisiana (cont’d.)
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(a)	6.750%		07/01/39	1,000	$1,129,250
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Foundation, Rfdg.	5.000		05/15/47	750	799,470
Louisiana Pub. Facs. Auth. Rev., Ser. A, Rfdg.	5.000		07/01/39	2,000	2,182,060
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000		06/15/34	1,250	1,407,462
New Orleans Sewerage Serv. Rev.	5.000		06/01/45	500	541,790
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000	(c)	12/01/40	1,500	1,570,035

					8,719,527

Maryland 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000		07/01/40	2,000	2,174,700
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(a)	6.000		07/01/41	400	477,424
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impt., 2nd Ser., GO	4.000		06/01/40	2,150	2,248,147

					4,900,271

Massachusetts 4.3%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500		07/01/27	1,325	1,670,772
Massachusetts Bay Trans. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(a)	5.250		07/01/34	575	608,833
Massachusetts Bay Trans. Auth. Rev., Unrefunded Assmt., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(a)	5.250		07/01/34	1,425	1,508,847
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg.	4.000		07/15/36	5,000	5,338,500
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg. (Pre-refunded date 11/15/18)(a)	5.500		11/15/36	855	922,032
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Unrefunded, Ser. A, Rfdg. (Pre-refunded date 11/15/18)(a)	5.500		11/15/36	2,645	2,852,368
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375		07/01/41	5,000	5,469,700
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500		02/15/28	3,000	3,796,650
Massachusetts St. Port Auth., Ser. A, AMT	5.000		07/01/42	1,000	1,085,650

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Massachusetts (cont’d.)
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	$5,049,100

				28,302,452

Michigan 1.7%
Michigan Fin. Auth. Rev., Henry Ford Hlth. Sys., Rfdg.	5.000	11/15/41	1,500	1,627,215
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375	10/15/41	750	836,370
Michigan St. Hosp. Fin. Auth. Rev., Ascension Sr. Credit Grp., Rfdg.	5.000	11/15/46	3,000	3,325,980
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(a)	6.000	08/01/39	2,000	2,229,160
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000	12/01/18	1,500	1,588,125
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000	12/01/28	1,500	1,623,180

				11,230,030

Minnesota 0.2%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Ser. C	5.000	01/01/46	1,000	1,137,320

Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000	01/01/44	3,500	3,792,425

Nevada 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125	07/01/34	3,000	3,247,260

New Jersey 5.5%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,662,345
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800	03/01/21	2,615	3,042,108
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,614,105
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000	07/01/44	2,500	2,762,975
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,506,000

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(a)	6.000%	07/01/41	500	$595,615
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Rfdg.	5.000	07/01/43	1,500	1,645,305
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500	07/01/43	1,000	1,125,520
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500	07/01/38	2,000	2,157,400
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,118,250
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000	01/01/43	3,000	3,297,090
New Jersey St. Trans. Trust Fund Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A-1	5.000	06/15/28	1,250	1,337,525
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500	12/15/23	3,000	3,307,920
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875	12/15/38	3,000	3,180,540
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500	06/15/31	1,000	1,049,800
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.500	06/01/23	2,985	3,022,014
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.625	06/01/26	4,500	4,499,730

				36,924,242

New York 7.2%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Pre-refunded date 01/15/20)(a)	6.375	07/15/43	750	860,370
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(a)	6.000	05/01/33	1,000	1,106,390
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC (Pre-refunded date 05/01/19)(a)	5.500	05/01/33	2,000	2,191,320
Metropolitan Trans. Auth. Rev., Trans., Ser. C (Pre-refunded date 11/15/18)(a)	6.500	11/15/28	1,865	2,042,865
Metropolitan Trans. Auth. Rev., Trans., Ser. C (Pre-refunded date 11/15/18)(a)	6.500	11/15/28	155	169,782
Metropolitan Trans. Auth. Rev., Trans., Ser. D	5.250	11/15/40	2,000	2,229,220
Metropolitan Trans. Auth. Rev., Trans., Unrefunded, Ser. C	6.500	11/15/28	480	524,870
New York City, Ser. E, GO	5.000	08/01/17	6,000	6,109,800
New York City, Ser. I-1, GO	5.250	04/01/28	2,000	2,164,860
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250	01/15/39	1,500	1,602,825

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	$3,374,940
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d. Sub-Ser. D-1	5.000	11/01/38	3,000	3,354,840
New York City Wtr. & Swr. Sys. Rev., Fiscal 2009, Ser. A (Pre-refunded date 06/15/18)(a)	5.750	06/15/40	235	249,991
New York City Wtr. & Swr. Sys. Rev., Unrefunded, Fiscal 2009, Ser. A	5.750	06/15/40	765	810,625
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,997,170
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000	07/01/21	1,685	1,868,328
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/20	2,100	2,349,858
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/21	2,000	2,287,780
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM(a)	5.500	10/15/23	3,750	4,580,213
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	5.000	07/01/46	1,000	1,049,650
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	5.250	01/01/50	1,000	1,062,120
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	548,040
TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	2,000	2,166,640
Utility Debt Sec. Auth. Rev., Ser. TE	5.000	12/15/41	2,585	2,955,301

				47,657,798

North Carolina 1.2%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC, ETM(a)	6.000	01/01/18	1,000	1,043,690
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(a)	6.000	01/01/26	650	785,753
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(a)	6.400	01/01/21	555	616,866
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(a)	6.500	01/01/18	2,635	2,761,164
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, Unrefunded Bal., NATL	6.500	01/01/18	1,005	1,053,119
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM(a)	6.000	01/01/19	185	196,973

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

North Carolina (cont’d.)
University of North Carolina at Chapel Hill Rev., Univ. of NC Hosp. at Chapel Hill	4.000%		02/01/46	1,500	$1,523,550

					7,981,115

North Dakota 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875		07/01/26	1,000	1,057,690

Ohio 3.8%
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.125		06/01/24	4,440	4,192,958
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.875		06/01/30	3,500	3,368,750
Franklin Cnty. Hosp. Facs. Rev.	4.125		05/15/45	2,000	2,019,360
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000		11/01/45	2,000	2,021,860
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000		11/15/41	2,000	2,167,200
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000		06/01/20	400	443,964
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000		06/01/42	1,250	1,358,038
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250		12/01/34	400	451,924
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.520	(b)	12/01/19	1,720	1,649,772
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000		11/15/41	750	866,010
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500		11/15/37	875	1,031,389
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250		08/01/41	800	856,568
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500		10/01/20	515	563,966
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000		01/01/42	2,000	2,206,040
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(a)	5.000		12/01/29	2,150	2,375,385

					25,573,184

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Oklahoma 1.1%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%		02/15/42	1,500	$1,603,800
Oklahoma Tpke. Auth. Rev., Ser. A	5.000		01/01/42	3,000	3,375,960
Stillwater OK Util. Auth. Rev., Ser. A	5.000		10/01/39	1,865	2,084,287

					7,064,047

Oregon 1.1%
Deschutes Cnty. Hosp. Facs. Auth. Rev., St. Charles Hlth. Sys., Ser. A	5.000		01/01/48	2,000	2,173,540
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(a)	5.000		11/15/33	3,500	3,801,560
Port of Portland Arpt. Rev., Ser. 24B, AMT	5.000		07/01/42	1,500	1,676,625

					7,651,725

Pennsylvania 4.3%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375		12/01/41	2,700	2,978,478
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125		06/01/41	2,000	2,157,820
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000		06/01/44	3,000	3,274,020
Lancaster Cnty. Hosp. Auth. Rev., Univ. of Penn. Hlth. Sys. Oblig., Rdg.	5.000		08/15/42	1,000	1,107,200
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000		09/01/45	2,500	2,745,275
Pennsylvania Higher Edl. Fac. Auth. Rev., Trustees Univ. of Pennsylvania, Ser. A	4.000		08/15/41	3,200	3,309,056
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000		12/01/38	1,000	1,094,690
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000		12/01/40	1,500	1,645,425
Pennsylvania Tpke. Comm. Rev., Ser. B	5.000		12/01/45	7,000	7,691,600
Pennsylvania Tpke. Comm. Rev., Sub., Rfdg.	5.000		06/01/39	1,200	1,301,688
Philadelphia Auth. for Indl. Dev. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000		09/01/47	1,000	1,084,390

					28,389,642

Puerto Rico 0.8%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750		07/01/37	1,260	973,690
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000		07/01/47	1,050	814,853
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	1.369	(c)	07/01/31	5,000	3,200,000

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%	08/01/40	750	$541,020

				5,529,563

Rhode Island 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC (Pre-refunded date 05/15/19)(a)	7.000	05/15/39	2,000	2,249,980
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	400	417,568

				2,667,548

South Carolina 1.4%
South Carolina Prt. Auth. Rev, AMT	4.000	07/01/45	1,000	1,003,480
South Carolina Pub. Svc. Auth. Rev., Refunded, Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	5.500	01/01/38	2,300	2,490,141
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125	12/01/43	2,000	2,184,360
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750	12/01/43	3,000	3,565,740
South Carolina Pub. Svc. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	5.500	01/01/38	200	216,534

				9,460,255

South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000	06/01/27	1,000	1,098,390
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,600	1,725,232

				2,823,622

Tennessee 0.7%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250	01/01/45	1,500	1,551,690
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750	07/01/25	1,000	1,094,960
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000	07/01/46	1,000	1,094,400
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,118,600

				4,859,650

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas 7.7%
Austin TX Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%	11/15/29	2,000	$2,196,420
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Escrow Bond)(d)(e)(f)	5.400	10/01/29	1,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Rmkt., Rfdg., AMT (Escrow Bond)(d)(e)(f)	5.400	05/01/29	1,500	—
Central TX Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded date 01/01/21)(a)	6.000	01/01/41	1,000	1,171,440
Central TX Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,077,640
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000	08/15/43	1,000	1,134,830
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,125,020
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000	11/01/35	5,000	5,392,350
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,168,940
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500	10/01/39	1,500	1,638,495
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000	12/01/45	1,500	1,514,655
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000	11/01/36	3,000	3,363,330
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500	07/01/39	1,000	1,053,330
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000	07/01/25	575	628,084
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000	07/01/32	1,000	1,077,000
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000	07/01/32	2,000	2,226,280
Houston Combined Util. Sys. Rev., 1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(a)	5.250	11/15/33	1,430	1,561,088
Houston Combined Util. Sys. Rev., Unrefunded, 1st Lien, Ser. A, Rfdg., AGC	5.250	11/15/33	80	86,568
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250	05/15/28	2,000	2,099,680
North TX Twy. Auth. Rev., First Tier, Rfdg.	6.000	01/01/38	1,000	1,146,370
North TX Twy. Auth. Rev., First Tier, Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	6.250	01/01/39	1,130	1,237,316
North TX Twy. Auth. Rev., Ser. B, Rfdg.	5.000	01/01/45	2,000	2,211,300
North TX Twy. Auth. Rev., Spl. Projs., Ser. A	5.500	09/01/41	1,000	1,141,350
North TX Twy. Auth. Rev., Unrefunded Sys., First Tier, Rfdg.	5.750	01/01/40	165	170,542
North TX Twy. Auth. Rev., Unrefunded, First Tier, Ser. A, Rfdg.	6.250	01/01/39	370	399,896
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg. (Escrow Bond)(d)(e)(f)	6.150	08/01/22	1,000	—
San Antonio Wtr. Sys. Rev., Jr. Lien, Ser. C, Rfdg.	5.000	05/15/41	1,000	1,138,470

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%		11/15/36	1,500	$1,525,410
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., TX Hlth. Resources Sys. Oblig., Rfdg.	5.000		02/15/41	2,500	2,780,700
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625		12/15/17	400	412,628
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	1.346	(c)	12/15/26	1,500	1,369,560
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000		06/30/40	2,500	2,854,325
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750		06/30/43	500	574,865
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000		12/31/38	1,500	1,704,015
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250		12/01/23	2,500	2,727,925

					50,909,822

Utah 0.8%
Intermountain Pwr. Agcy. Utah Pwr. Supply Rev., Ser. A, Rfdg., AMBAC, ETM(a)	5.000		07/01/17	5,000	5,074,600

Virginia 0.5%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000		05/15/40	2,000	2,215,060
Richmond Met. Auth. Expy. Rev., Rfdg., FGIC, NATL, ETM(a)	5.250		07/15/17	855	869,886

					3,084,946

Washington 2.9%
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000		09/01/26	1,115	1,241,028
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000		02/01/24	2,500	2,771,800
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.	5.750		12/01/35	625	679,594
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000		12/01/37	1,000	1,032,320
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000		07/01/38	2,690	2,943,667
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500		07/01/30	1,115	1,220,814

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Washington (cont’d.)
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%	10/01/39	3,500	$3,727,500
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(a)	5.625	10/01/38	1,250	1,390,537
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000	10/01/42	2,000	2,205,540
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(a)	6.250	11/15/41	1,500	1,798,395

				19,011,195

West Virginia 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., Rfdg., AMT	2.875	12/15/26	495	467,458

Wisconsin 0.7%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000	11/15/46	2,500	2,513,300
Wisconsin St. Rev., St. Approp., Ser. A, Rfdg. (Pre-refunded date 05/01/19)(a)	5.750	05/01/33	190	209,180
Wisconsin St. Rev., Unrefunded, St. Approp., Ser A, Rfdg.	5.750	05/01/33	1,810	1,978,475

				4,700,955

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750	07/15/39	500	543,775

TOTAL INVESTMENTS 99.0% (cost $619,774,977)(Note 5)				657,535,742
Other assets in excess of liabilities 1.0%				6,937,183

NET ASSETS 100.0%				$664,472,925

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corp.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Co.

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(b)	Represents zero coupon bond. Rate quoted represents effective yield at February 28, 2017.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(e)	Indicates a security that has been deemed illiquid; the aggregate value is $0 and 0.0% of net assets.
(f)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$2,271,325	$—
Arizona	—	26,310,730	—
California	—	96,655,709	—
Colorado	—	8,510,565	—
Connecticut	—	2,436,022	—
District of Columbia	—	26,086,587	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Municipal Bonds (continued)
Florida	$—	$56,860,306	$—
Georgia	—	15,886,825	—
Guam	—	776,190	—
Hawaii	—	5,498,440	—
Idaho	—	1,091,590	—
Illinois	—	70,483,608	—
Indiana	—	3,465,364	—
Kansas	—	3,504,593	—
Kentucky	—	4,935,771	—
Louisiana	—	8,719,527	—
Maryland	—	4,900,271	—
Massachusetts	—	28,302,452	—
Michigan	—	11,230,030	—
Minnesota	—	1,137,320	—
Missouri	—	3,792,425	—
Nevada	—	3,247,260	—
New Jersey	—	36,924,242	—
New York	—	47,657,798	—
North Carolina	—	7,981,115	—
North Dakota	—	1,057,690	—
Ohio	—	25,573,184	—
Oklahoma	—	7,064,047	—
Oregon	—	7,651,725	—
Pennsylvania	—	28,389,642	—
Puerto Rico	—	5,529,563	—
Rhode Island	—	2,667,548	—
South Carolina	—	9,460,255	—
South Dakota	—	2,823,622	—
Tennessee	—	4,859,650	—
Texas	—	50,909,822	—
Utah	—	5,074,600	—
Virginia	—	3,084,946	—
Washington	—	19,011,195	—
West Virginia	—	467,458	—
Wisconsin	—	4,700,955	—
Wyoming	—	543,775	—

Total	$—	$657,535,742	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2017 were as follows:

Healthcare	20.8%
Transportation	18.9
General Obligation	11.1
Pre-Refunded	11.1
Special Tax/Assessment District	6.3
Power	6.2
Education	6.0
Water & Sewer	5.2
Lease Backed Certificate of Participation	4.6
Tobacco	3.2
Pre-pay Gas	2.5%
Corporate Backed IDB & PCR	1.9
Tobacco Appropriated	0.6
Insurance	0.4
Development	0.1
Solid Waste/Resource Recovery	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of February 28, 2017, accordingly, no derivative positions are presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$536

For the six months ended February 28, 2017, there was no change in unrealized appreciation (depreciation) on derivatives recognized in income.

See Notes to Financial Statements.

30

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2017

Assets
Unaffiliated investments (cost $619,774,977)	$657,535,742
Cash	693,715
Interest receivable	7,800,745
Receivable for Fund shares sold	195,529
Prepaid expenses	3,981

Total assets	666,229,712

Liabilities
Payable for Fund shares reacquired	886,376
Dividends payable	272,062
Management fee payable	243,041
Distribution fee payable	141,449
Unaffiliated transfer agent’s fees and expenses payable	122,997
Accrued expenses	53,453
Affiliated transfer agent fee payable	30,064
Deferred directors’ fees	7,345

Total liabilities	1,756,787

Net Assets	$664,472,925

Net assets were comprised of:
Common stock, at par	$449,472
Paid-in capital in excess of par	639,715,770

640,165,242
Undistributed net investment income	1,390,688
Accumulated net realized loss on investment transactions	(14,843,770)
Net unrealized appreciation on investments	37,760,765

Net assets, February 28, 2017	$664,472,925

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share
($571,032,646 ÷ 38,632,116 shares of common stock issued and outstanding)	$14.78
Maximum sales charge (4.00% of offering price)	0.62

Maximum offering price to public	$15.40

Class B
Net asset value, offering price and redemption price per share
($21,398,545 ÷ 1,443,511 shares of common stock issued and outstanding)	$14.82

Class C
Net asset value, offering price and redemption price per share
($30,603,483 ÷ 2,065,712 shares of common stock issued and outstanding)	$14.81

Class Z
Net asset value, offering price and redemption price per share
($41,438,251 ÷ 2,805,829 shares of common stock issued and outstanding)	$14.77

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	33

Statement of Operations (unaudited)

Six Months Ended February 28, 2017

Net Investment Income (Loss)
Income
Interest income	$14,685,992

Expenses
Management fee	1,598,858
Distribution fee—Class A	725,167
Distribution fee—Class B	56,289
Distribution fee—Class C	161,004
Transfer agent’s fees and expenses (including affiliated expense of $69,500)	216,000
Custodian and accounting fees	53,000
Registration fees	42,000
Shareholders’ reports	20,000
Audit fee	18,000
Legal fees and expenses	14,000
Directors’ fees	11,000
Insurance expenses	5,000
Loan interest expense	296
Miscellaneous	10,326

Total expenses	2,930,940
Less: Custodian fee credit	(359)

Net expenses	2,930,581

Net investment income (loss)	11,755,411

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	(5,453,658)
Futures transactions	536

(5,453,122)

Net change in unrealized appreciation (depreciation) on investments	(28,092,804)

Net gain (loss) on investment transactions	(33,545,926)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(21,790,515)

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,755,411	$24,188,679
Net realized gain (loss) on investment transactions	(5,453,122)	2,584,193
Net change in unrealized appreciation (depreciation) on investments	(28,092,804)	20,173,881

Net increase (decrease) in net assets resulting from operations	(21,790,515)	46,946,753

Dividends from net investment income (Note 1)
Class A	(10,133,176)	(20,994,432)
Class B	(364,776)	(848,626)
Class C	(446,250)	(825,312)
Class Z	(644,794)	(1,174,512)

	(11,588,996)	(23,842,882)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	28,525,147	54,769,883
Net asset value of shares issued in reinvestment of dividends and distributions	9,752,566	19,974,838
Cost of shares reacquired	(49,086,277)	(65,888,597)

Net increase (decrease) in net assets from Fund share transactions	(10,808,564)	8,856,124

Total increase (decrease)	(44,188,075)	31,959,995

Net Assets:
Beginning of period	708,661,000	676,701,005

End of period(a)	$664,472,925	$708,661,000

(a) Includes undistributed net investment income of:	$1,390,688	$1,224,273

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	35

Notes to Financial Statements (unaudited)

Prudential National Muni Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows,

36

prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract

Prudential National Muni Fund, Inc.	37

Notes to Financial Statements (unaudited) (continued)

expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income and pay distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

38

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .48% of the Fund’s average daily net assets for the six months ended February 28, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $164,582 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2017. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended February 28, 2017 it received $2,845, $6,124 and $2,623 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended February 28, 2017, were $105,729,009 and $122,260,306, respectively. The Fund purchases and sales transactions under Rule 17a-7, were $13,401,298 and $25,404,351, respectively for the six months ended February 28, 2017.

Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	$617,524,368

Appreciation	43,958,619
Depreciation	(3,947,245)

Net Unrealized Appreciation	$40,011,374

40

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $2,268,000 of its post-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2016. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2016, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$7,336,000

Pre-Enactment Losses:
Expiring 2017	$35,000
Expiring 2018	3,328,000
Expiring 2019	1,158,000

$4,521,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.00%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into five classes, designated Class A, Class B, Class C, Class Z and Class T common stock, each of which consists of 150 million, 25 million, 250 million, 250 million and 325 million shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, two shareholders of record held 33% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2017:
Shares sold	1,194,689	$17,721,419
Shares issued in reinvestment of dividends and distributions	571,220	8,507,155
Shares reacquired	(2,198,829)	(32,831,598)

Net increase (decrease) in shares outstanding before conversion	(432,920)	(6,603,024)
Shares issued upon conversion from other share class(es)	96,826	1,448,029
Shares reacquired upon conversion into other share class(es)	(497,497)	(7,344,122)

Net increase (decrease) in shares outstanding	(833,591)	$(12,499,117)

Year ended August 31, 2016:
Shares sold	2,333,849	$35,866,815
Shares issued in reinvestment of dividends and distributions	1,151,699	17,611,483
Shares reacquired	(3,582,973)	(54,751,437)

Net increase (decrease) in shares outstanding before conversion	(97,425)	(1,273,139)
Shares issued upon conversion from other share class(es)	178,391	2,717,575
Shares reacquired upon conversion into other share class(es)	(269,213)	(4,142,686)

Net increase (decrease) in shares outstanding	(188,247)	$(2,698,250)

42

Class B	Shares	Amount
Six months ended February 28, 2017:
Shares sold	6,078	$93,722
Shares issued in reinvestment of dividends and distributions	19,640	293,390
Shares reacquired	(84,974)	(1,264,199)

Net increase (decrease) in shares outstanding before conversion	(59,256)	(877,087)
Shares reacquired upon conversion into other share class(es)	(87,421)	(1,313,632)

Net increase (decrease) in shares outstanding	(146,677)	$(2,190,719)

Year ended August 31, 2016:
Shares sold	23,705	$362,046
Shares issued in reinvestment of dividends and distributions	44,785	686,571
Shares reacquired	(148,793)	(2,280,316)

Net increase (decrease) in shares outstanding before conversion	(80,303)	(1,231,699)
Shares reacquired upon conversion into other share class(es)	(168,389)	(2,572,467)

Net increase (decrease) in shares outstanding	(248,692)	$(3,804,166)

Class C
Six months ended February 28, 2017:
Shares sold	207,633	$3,119,548
Shares issued in reinvestment of dividends and distributions	26,051	388,810
Shares reacquired	(366,090)	(5,447,130)

Net increase (decrease) in shares outstanding before conversion	(132,406)	(1,938,772)
Shares reacquired upon conversion into other share class(es)	(17,773)	(266,215)

Net increase (decrease) in shares outstanding	(150,179)	$(2,204,987)

Year ended August 31, 2016:
Shares sold	699,734	$10,724,904
Shares issued in reinvestment of dividends and distributions	46,694	716,532
Shares reacquired	(217,666)	(3,327,718)

Net increase (decrease) in shares outstanding before conversion	528,762	8,113,718
Shares reacquired upon conversion into other share class(es)	(14,155)	(216,689)

Net increase (decrease) in shares outstanding	514,607	$7,897,029

Class Z
Six months ended February 28, 2017:
Shares sold	512,498	$7,590,458
Shares issued in reinvestment of dividends and distributions	37,855	563,211
Shares reacquired	(637,234)	(9,543,350)

Net increase (decrease) in shares outstanding before conversion	(86,881)	(1,389,681)
Shares issued upon conversion from other share class(es)	516,303	7,610,333
Shares reacquired upon conversion into other share class(es)	(9,109)	(134,393)

Net increase (decrease) in shares outstanding	420,313	$6,086,259

Year ended August 31, 2016:
Shares sold	509,887	$7,816,118
Shares issued in reinvestment of dividends and distributions	62,782	960,252
Shares reacquired	(361,912)	(5,529,126)

Net increase (decrease) in shares outstanding before conversion	210,757	3,247,244
Shares issued upon conversion from other shares class(es)	283,783	4,359,375
Shares reacquired upon conversion into other share class(es)	(9,473)	(145,108)

Net increase (decrease) in shares outstanding	485,067	$7,461,511

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended February 28, 2017. The average daily balance for the 20 days that the Fund had loans outstanding during the period was $299,150, borrowed at a weighted average interest rate of 1.78%. The maximum loan balance outstanding during the period was $3,677,000. At February 28, 2017, the Fund did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules

44

also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential National Muni Fund, Inc.	45

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(c)		2016(c)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.52		$15.00	$15.25	$14.21	$15.60	$14.67
Income (loss) from investment operations:
Net investment income (loss)	.26		.54	.56	.58	.57	.58
Net realized and unrealized gain (loss) on investment transactions	(.74)		.51	(.27)	1.03	(1.40)	.93
Total from investment operations	(.48)		1.05	.29	1.61	(.83)	1.51
Less Dividends:
Dividends from net investment income	(.26)		(.53)	(.54)	(.57)	(.56)	(.58)
Net asset value, end of period	$14.78		$15.52	$15.00	$15.25	$14.21	$15.60
Total Return(a):	(3.10)%		7.14%	1.93%	11.47%	(5.53)%	10.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$571,033		$612,452	$594,949	$636,897	$633,370	$743,356
Average net assets (000)	$584,937		$600,384	$624,919	$632,625	$724,250	$728,734
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement(b)	.84%	(d)	.84%	.84%	.84%	.82%	.84%
Expenses before waivers and/or expense reimbursement(b)	.84%	(d)	.84%	.87%	.89%	.87%	.89%
Net investment income (loss)	3.54%	(d)	3.55%	3.66%	3.89%	3.67%	3.85%
Portfolio turnover rate	16%	(e)	20%	15%	12%	25%	47%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

46

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(b)		2016(b)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.56		$15.05	$15.30	$14.26	$15.64	$14.71
Income (loss) from investment operations:
Net investment income (loss)	.25		.51	.53	.54	.53	.54
Net realized and unrealized gain (loss) on investment transactions	(.75)		.50	(.27)	1.03	(1.38)	.93
Total from investment operations	(.50)		1.01	.26	1.57	(.85)	1.47
Less Dividends:
Dividends from net investment income	(.24)		(.50)	(.51)	(.53)	(.53)	(.54)
Net asset value, end of period	$14.82		$15.56	$15.05	$15.30	$14.26	$15.64
Total Return(a):	(3.21)%		6.79%	1.68%	11.17%	(5.67)%	10.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,399		$24,749	$27,670	$32,479	$32,891	$35,275
Average net assets (000)	$22,702		$26,104	$30,215	$32,599	$36,454	$30,761
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.09%	(c)	1.09%	1.09%	1.09%	1.07%	1.09%
Expenses before waivers and/or expense reimbursement	1.09%	(c)	1.09%	1.09%	1.09%	1.07%	1.09%
Net investment income (loss)	3.29%	(c)	3.30%	3.41%	3.64%	3.43%	3.59%
Portfolio turnover rate	16%	(d)	20%	15%	12%	25%	47%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	47

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(b)		2016(b)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.56		$15.04	$15.30	$14.25	$15.64	$14.71
Income (loss) from investment operations:
Net investment income (loss)	.21		.43	.44	.47	.45	.47
Net realized and unrealized gain (loss) on investment transactions	(.75)		.51	(.27)	1.04	(1.39)	.93
Total from investment operations	(.54)		.94	.17	1.51	(.94)	1.40
Less Dividends:
Dividends from net investment income	(.21)		(.42)	(.43)	(.46)	(.45)	(.47)
Net asset value, end of period	$14.81		$15.56	$15.04	$15.30	$14.25	$15.64
Total Return(a):	(3.50)%		6.36%	1.12%	10.69%	(6.21)%	9.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,603		$34,471	$25,593	$24,900	$26,279	$32,917
Average net assets (000)	$32,470		$29,890	$25,478	$24,794	$33,348	$27,680
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.59%	(c)	1.59%	1.59%	1.59%	1.57%	1.59%
Expenses before waivers and/or expense reimbursement	1.59%	(c)	1.59%	1.59%	1.59%	1.57%	1.59%
Net investment income (loss)	2.79%	(c)	2.79%	2.92%	3.14%	2.90%	3.09%
Portfolio turnover rate	16%	(d)	20%	15%	12%	25%	47%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(b)		2016(b)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.51		$14.99	$15.24	$14.20	$15.58	$14.66
Income (loss) from investment operations:
Net investment income (loss)	.28		.58	.59	.61	.60	.62
Net realized and unrealized gain (loss) on investment transactions	(.74)		.51	(.26)	1.03	(1.38)	.92
Total from investment operations	(.46)		1.09	.33	1.64	(.78)	1.54
Less Dividends:
Dividends from net investment income	(.28)		(.57)	(.58)	(.60)	(.60)	(.62)
Net asset value, end of period	$14.77		$15.51	$14.99	$15.24	$14.20	$15.58
Total Return(a):	(2.98)%		7.41%	2.18%	11.75%	(5.24)%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,438		$36,989	$28,490	$19,660	$19,286	$23,399
Average net assets (000)	$34,707		$31,385	$23,736	$18,061	$26,027	$20,614
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.59%	(c)	.59%	.59%	.59%	.57%	.59%
Expenses before waivers and/or expense reimbursement	.59%	(c)	.59%	.59%	.59%	.57%	.59%
Net investment income (loss)	3.80%	(c)	3.79%	3.92%	4.14%	3.90%	4.09%
Portfolio turnover rate	16%	(d)	20%	15%	12%	25%	47%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	49

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL NATIONAL MUNI FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U402

MF104E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 21, 2017